Description of business and basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2018
Description of business and basis of preparation of consolidated financial statements [abstract]
Description of business and basis of preparation of the consolidated financial statements

NOTE 2  Description of business and basis of preparation of the consolidated financial statements

2.1 Description of business

Orange provides consumers, businesses and other telecommunications operators with a wide range of services including fixed telephony and mobile telecommunications, data transmission and other value-added services, mainly in Europe, Africa and Middle East. The Group is also developing its activity in the mobile financial services.

Telecommunications operator activities are regulated and dependent upon the granting of licenses, just as mobile financial service activities have their own regulations.

2.2 Basis of preparation of the 2018 consolidated financial statements

The consolidated financial statements were approved by the Board of Directors’ Meeting on February 20, 2019 and will be submitted for approval at the Shareholders’ Meeting on May 21, 2019.

The 2018 consolidated annual financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRSs) as endorsed by the European Union. Comparative figures are presented for 2017 and 2016 using the same basis of preparation.

For the reported periods, the accounting standards and interpretations endorsed by the European Union are similar to the compulsory standards and interpretations published by the International Accounting Standards Board (IASB) with the exception of the texts currently being endorsed, that have no effect on the Group accounts. Consequently, the Group financial statements are prepared in accordance with the IFRS standards and interpretations, as published by the IASB.

The principles applied to prepare the 2018 financial data are based on:

–  all the standards and interpretations endorsed by the European Union compulsory as of December 31, 2018;

–  options taken relating to date and methods of first application (see 2.3 below);

–  the recognition and measurement alternatives allowed by the IFRSs:

Standard		Alternative used
IAS 1	Accretion expense on operating liabilities (employee benefits, environmental liabilities) and licenses	Classification as financial expenses
IAS 2	Inventories	Measurement of inventories determined by the weighted average unit cost method
IAS 7	Interest paid and received dividends	Classification as net operating cash flows
IAS 16	Property, Plant and Equipment	Measurement at amortized historical cost
IAS 38	Intangible Assets	Measurement at amortized historical cost
IFRS 3R	Non-controlling interests	At the acquisition date, measurement either at fair value or at the portion of the net identifiable asset of the acquired entity

–  accounting positions adopted by the Group in accordance with paragraphs 10 to 12 of IAS 8:

Topic	Note
Presentation of consolidated financial statements	Financial statements and segment information
Operating taxes and levies	9.1
Income taxes	9.2
Non-controlling interests
▪ Change in ownership interest in a subsidiary	3 & 13.6
▪ Transactions with owners

In the absence of any accounting standard or interpretation, management uses its judgment to define and apply an accounting policy that will result in relevant and reliable information, such that the financial statements:

–  fairly present the Group’s financial position, financial performance and cash flows;

–  reflect the economic substance of transactions;

–  are neutral;

–  are prepared on a prudent basis; and

–  are complete in all material respects.

2.3 New standards and interpretations applied from January 1, 2018

2.3.1Initial application of IFRS 9 "Financial instruments"

The new standard IFRS 9 “Financial instruments” is of mandatory application since January 1, 2018. The Group has elected not to restate the 2016 and 2017 comparative periods, as authorized by the standard.

This option led the Group to recognize the aggregate impact of restatements required by the standard in the Group opening Equity as of January 1, 2018. The nature and the impacts of the main restatements are described below. Application of IFRS 9 led to a reduction in reserves of 23 million euros, recognized through a decrease in trade receivables of 22 million euros, a decrease in current assets at amortized cost relating to Orange Bank transactions of 6 million euros and an increase in deferred tax assets of 5 million euros.

IFRS 9 comprises three phases: classification and measurement of financial assets and liabilities, impairment of financial assets and hedge accounting.

–  Classification and measurement of financial assets and liabilities

The new classification proposed by IFRS 9 determines the way assets are recognized and measured. The financial asset classification depends on the combination of the following two criteria:

–  the Group’s business model for managing financial assets; and

–  the contractual cash flow characteristics of the financial asset (whether or not solely payments of principal and interest).

Based on the combined analysis of these two criteria, IFRS 9 identifies three business models:

–  financial assets measured at fair value through profit or loss;

–  financial assets measured at fair value through other comprehensive income that may be reclassified (or not) to profit or loss;

–  financial assets measured at amortized cost.

Assets previously classified as available-for-sale assets and held-to-maturity investments under IAS 39 are now presented in the following categories:

–  financial assets at fair value through profit or loss: it mainly concerns certain investment securities that are neither consolidated nor equity-accounted, including shares in BT Group Plc (BT), and financial investments such as negotiable debt securities, deposits and monetary UCITS, that comply with the Group’s liquidity risk management policy;

–  financial assets at fair value through other comprehensive income that will never be reclassified to profit or loss: it mainly concerns investment securities that are neither consolidated nor equity accounted;

–  financial assets at fair value through other comprehensive income that may be reclassified to profit or loss: it mainly concerns investments in debt securities;

–  financial assets at amortized cost: it mainly concerns loans and receivables and fixed-income securities.

The application of IFRS 9 has no impact on the Group's Accounting policy regarding financial liabilities.

–  Impairment of financial assets

Telecom activities:

IFRS 9 introduces a new expected loss model for impairment of financial assets. The new standard requires expected credit losses to be taken into account from the initial recognition of financial instruments. In addition to the existing provision system, the Group has elected to apply a simplified approach of anticipated impairment upon asset recognition.

Banking activities:

An impairment or provision for expected credit losses is systematically recognized in respect of debt instruments classified in financial assets at amortized cost or financial assets at fair value through other comprehensive income, lease receivables and financing commitments and financial guarantees given. These impairments and provisions are recognized when the loans are granted, on conclusion of commitments or on the acquisition of bond securities, without waiting for objective evidence of impairment.

The relevant financial assets are allocated to three categories according to changes in credit risk observed since initial recognition and an impairment is recognized on the outstandings of each category as follows:

–  performing outstandings: expected losses are calculated over a 12-month period and financial income (interest) is calculated based on the gross amount of the instrument;

–  non-performing outstandings: if the credit risk has significantly worsened since the debt was recorded in the balance sheet, losses expected over the loan term are recognized and the financial income is calculated based on the gross amount of the instrument;

–  doubtful outstandings: the expected loss over the loan term is recognized. Financial income is calculated based on the instrument amount net of impairment.

–  Hedge accounting

The Group’s hedging policy is not affected by the application of IFRS 9.

The Group has elected to retrospectively account for the Foreign Currency Basis Spread of the Cross Currency Swaps designated as Cash Flow Hedge as costs of hedging. This option allows the recognition of the Foreign Currency Basis Spread in other comprehensive income and its amortization into profit or loss over the hedging term. This reclassification has no impact on the Group opening Equity.

–  Impact on the consolidated financial statements

–  Impact on the consolidated statement of financial position:

		December 31,
	December 31,	2017	IFRS 9 impacts	IFRS 9 impacts	Impacts of	January 1,
	2017 historical	IFRS 15	classification of	impairment of	IFRS 9	2018 restated
(in millions of euros)	data	restated data (1)	financial assets	financial assets	application	data
Non-current financial assets related to Orange Bank activities(2)	1,464	1,464	—	—	—	1,464
Assets available for sale	791	791	(791)	—	(791)	—
Assets at fair value through profit or loss	—	—	71	—	71	71
Assets held to maturity	611	611	(611)	—	(611)	—
Financial assets at amortized cost	62	62	549	—	549	611
Assets at fair value through other comprehensive income that may be reclassified to profit or loss	—	—	782	—	782	782
Non-current financial assets(2)	2,247	2,247	—	—	—	2,247
Assets available for sale	1,067	1,067	(1,067)	—	(1,067)	—
Assets at fair value through profit or loss	146	146	1,554	—	1,554	1,700
Financial assets at amortized cost	1,034	1,034	(695)	—	(695)	339
Assets at fair value through other comprehensive income that will not be reclassified to profit or loss	—	—	208	—	208	208
Deferred tax assets	1,825	1,586	—	5	5	1,591
Total non-current assets	74,035	73,612	—	5	5	73,617
Trade receivables	5,175	5,175	—	(22)	(22)	5,153
Current financial assets related to Orange Bank activities(2)	3,275	3,275	—	(6)	(6)	3,269
Assets available for sale	4	4	(4)	—	(4)	—
Assets held to maturity	4	4	(4)	—	(4)	—
Financial assets at amortized cost	3,096	3,096	4	(6)	(2)	3,094
Assets at fair value through profit or loss	171	171	—	—	—	171
Assets at fair value through other comprehensive income that may be reclassified to profit or loss	—	—	4	—	4	4
Total current assets	20,679	21,737	—	(28)	(28)	21,709
Total assets	94,714	95,349	—	(23)	(23)	95,326

Total equity	32,942	33,512	—	(23)	(23)	33,489
Total non-current liabilities	32,736	32,780	—	—	—	32,780
Total current liabilities	29,036	29,057	—	—	—	29,057
Total liabilities	94,714	95,349	—	(23)	(23)	95,326

(1) The effects of IFRS 15 application are described in Note 2.3.2.

(2) Financial assets and liabilities related to Orange Bank activities are isolated from those of telecom activities and include loans and receivables of Orange Bank in assets and debts related to Orange Bank activities in liabilities. These reclassifications have been applied to all presented periods since 2018.

–  Effects on the consolidated shareholders’ equity:

	December 31,	December 31,
	2017	2017	IFRS 9 impacts	IFRS 9 impacts	Impacts of	January 1,
	historical	IFRS 15	classification of	impairment of	IFRS 9	2018 restated
(in millions of euros)	data	restated data (1)	financial assets	financial assets	application	data
Share capital	10,640	10,640	—	—	—	10,640
Share premiums and statutory reserve	16,859	16,859	—	—	—	16,859
Subordinated notes	5,803	5,803	—	—	—	5,803
Reserves	(2,339)	(1,851)	39	(19)	20	(1,831)
Other comprehensive income	(475)	(476)	(39)	—	(39)	(515)
o/w assets available for sale	56	56	(56)	—	(56)	—
o/w assets at fair value	—	—	17	—	17	17
o/w other comprehensive income	(531)	(530)	—	—	—	(530)
Total equity attributable to the owners of the parent company	30,488	30,975	—	(19)	(19)	30,956
Reserves	2,242	2,323	—	(4)	(4)	2,319
Other comprehensive income	212	214	—	—	—	214
o/w assets available for sale	(1)	(1)	1	—	1	—
o/w assets at fair value	—	—	(1)	—	(1)	(1)
o/w other comprehensive income	213	215	—	—	—	215
Total equity attributable to non-controlling interests	2,454	2,537	—	(4)	(4)	2,533
Total equity	32,942	33,512	—	(23)	(23)	33,489

(1)	The effects of IFRS 15 application are described in Note 2.3.2.

The following table reconciles the assets and liabilities for each of the two areas (intra-group transactions between telecom activities and Orange Bank are not eliminated) with the consolidated statement of financial position as at January 1, 2018:

	Orange
	consolidation			O/w eliminations
	financial	O/w telecom		telecom activities
(in millions of euros)	statements	activities	O/w Orange Bank	/ bank
Non-current assets related to Orange Bank activities	1,464	—	1,464	—
Non-current financial assets	2,247	2,274	—	(27)	(1)
Non-current derivatives, assets	213	200	13	—
Current financial assets related to Orange Bank activities	3,269	—	3,421	(152)	(2)
Current financial assets	2,686	2,686	—	—
Current derivatives, assets	34	34	—	—
Cash and cash equivalents	5,810	5,333	477	—

Non-current liabilities related to Orange Bank activities	—	—	27	(27)	(1)
Non-current financial liabilities	26,293	26,293	—	—
Non-current derivatives, liabilities	1,002	929	73	—
Current financial liabilities related to Orange Bank activities	4,941	—	4,941	—
Current financial liabilities	6,030	6,182	—	(152)	(2)
Current derivatives, liabilities	34	34	—	—

(1)	Loan granted by Orange SA to Orange Bank.
(2)	Loan granted by Orange Bank to Orange SA within the framework of the repurchase agreement of OATs securities between Orange SA and Orange Bank.

The information required as at December 31, 2018 on the financial assets and liabilities are presented in Notes 11 and 12 for telecom activities and in Note 15 for banking activities.

2.3.2First application of IFRS 15 "Revenue from contracts with customers"

The Group applies IFRS 15 with effect from January 1, 2018. It elected for retrospective application, restating published figures for the 2016 and 2017 comparative periods.

The Group adopted the following authorized practical expedients on initial application:

–  For all reporting periods presented before the date of initial application, the Group did not disclose the amount of the transaction price allocated to the remaining performance obligations nor explained when it expects to recognize that amount as revenue;

–  The Group did not restate contracts that began and ended before January 1, 2016 (first comparative reporting period).

Application of IFRS 15 to ongoing contracts as of January 1, 2016 resulted in an increase in consolidated reserves of 815 million euros, as of January 1, 2016, of which 674 million euros attributable to owners of the parent company and 141 million euros attributable to non-controlling interests, in return mainly for the recognition of :

–  contract assets net of performance obligations liabilities for 1,003 million euros;

–  assets related to deferred acquisition costs for 294 million euros;

–  deferred taxes for a net impact of (339) million euros.

The recognition of these assets net of liabilities led the Group to reassess the net carrying value of the Cash Generating Units (CGUs) and the results of the impairment tests as of January 1, 2016 and to reflect a goodwill impairment charge of (139) million euros in certain operating segments, in exchange for consolidated reserves.

IFRS 15 introduces a revenue recognition approach focused on:

–  The identification of contracts, customers and contract amendments;

–  The identification of distinct performance obligations (promises made by the supplier), their reference price (individual selling price) and the transfer to the customer of control of performance obligations continuously or at a point in time;

–  The determination of the transaction price (consideration promised by the customer), its fixed and variable components (and related recognition restrictions) and its allocation to the performance obligations.

The main impacts of the new methodology introduced by IFRS 15 compared with the accounting policies previously applied are as follows:

–  For bundled service and equipment offerings, prior to adoption of IFRS 15, revenue recognized on the sale of mobile phones was restricted to a contractual amount not dependent on the supply of future services, which was generally the amount received from the customer for the sale of the mobile phone. This amount corresponded conventionally to the amount paid at the time of delivery, or for installments, to discounted amounts payable over 12 or 24 months. Under IFRS 15, the transaction price is allocated between the mobile phone and the service based on individual selling prices and recognized in revenue at the moment of the transfer of control of the equipment or service to the customer. This change primarily impacts bundled offerings comprising the sale of a mobile phone at a reduced price combined with a fixed-term service contract. Accordingly, for this type of offering, the effects on the Group’s accounts are as follows:

–  the overall revenue from the contract does not change, but the pace of recognition and the split between the sold mobile phone and the service are modified (additional equipment revenue at the beginning of the contract, in return for a reduction in revenue of services of the same amount afterwards);

–  accelerated recognition of revenue, at the time of the sale of the equipment is reflected in the consolidated statement of financial position by the presentation of a contract asset which is transformed into a receivable as the provision of communication services progresses.

IFRS 15 therefore increases the sensitivity of total revenue to equipment sales and to the effect of seasonality of these sales between quarters. Depending on the position in each market, the impact of IFRS 15 on period-on-period total revenue trends will differ from that previously presented under IAS 18, according to whether discounts on equipment levels are increasing or decreasing. In recent years, the markets in which we operate have, excluding exceptions, recorded a decrease in discounted equipment offerings. Compared with IAS 18, the implementation of IFRS 15 also requires new judgements and assumptions, notably regarding the enforceable contract term and the expected total transaction price and the reference price of the transaction components.

–  IFRS 15 changed the indicators used to determine whether an entity acts as a principal or an agent in a transaction. This did not, however modify our previous judgements, particularly as regards agreements with our distributors for the supply of mobile phones, under which Orange primarily acts as a principal in the sale of mobile phones to the end-customer. The revenue recognized by Orange on the sale of a mobile phone combined with a fixed-term contract is therefore identical irrespective of the distribution channel.

–  IFRS 15 also introduces criteria for identifying a financial component in a commercial transaction that must be recognized separately, unless it has a negligible effect in each contract or concerns a contract of less than one year. A financial component is likely to be identified in offerings combining the supply of a mobile phone and a fixed-term services contract (except payments by installments models which, by nature, meet the definition of a financial receivable). On markets where these offerings exist, the low level of interest rates has not led to the recognition of a separate financial component. This assessment could however change if, for example, contractual terms or interest rates were to increase.

–  For our services requiring non-standard equipment (and internet offerings including the provision of a Livebox®), IFRS 15 has not changed our historical analysis that this equipment is a component of the network controlled by Orange and is not therefore a distinct performance obligation.

–  For our straight-forward service offerings for Mass market or Enterprise market, no changes in revenue recognition were identified as a result of application of IFRS 15. Contract assets are not therefore recognized in addition to trade receivables recognized under IAS 18 and IAS 11, or contract liabilities other than deferred income recognized under IAS 18 and IAS 11.

–  Integration and information technology services proposed to Enterprise market often involve complex contracts which require the exercise of greater judgement and modified estimates under IFRS 15, compared with IAS 18 and IAS 11. This is notably the case for the identification of distinct performance obligations or not (platform build and run phases) and the measurement of contract factors impacting several accounting periods (notably fixed and variable transaction price components), as well as contract amendments. The application of IFRS 15 did not, however, lead to significant changes in revenue recognition.

–  Wholesale activities (operator customers) also involve complex contracts requiring a similar exercise of judgement and estimates under IFRS 15 as for the above Enterprise market activities. These activities also require the exercise of specific judgement when classifying a transaction as a non-monetary exchange between entities in the same line of business to facilitate sales to customers or potential customers; these transactions are excluded from IFRS 15’s revenue recognition scope. Overall, the application of IFRS 15 has not led to significant changes in revenue recognition, with the exception of a network sharing agreement in Spain. In the public initiative network sector, IFRIC 12 application "Service concession arrangements" remains effective and revenue is recognized in accordance with the terms of IFRS 15.

–  In a substantial change from IAS 18, IFRS 15 requires the capitalization of certain costs of obtaining a contract and their release to profit or loss on a time-apportioned basis over the expected duration of the contractual relationship. However, due to the Group’s strategy in recent years of focusing on direct distribution and the development of internet sales, sales commissions qualifying for deferral under IFRS 15 are generally decreasing. This new principle requires assumptions to be made regarding the expected duration of contractual relationships. Finally, new costs of fulfilling a contract that must be deferred under IFRS 15 were not identified.

–  Effects on the consolidated financial statements

–  Effects on the consolidated income statement:

	December 31, 2017			December 31, 2016

		IFRS 15	Restated		IFRS 15	Restated
	Historical	application	data from	Historical	application	data from
(in millions of euros, except for per share data)	data	effect	IFRS 15	data	effect	IFRS 15
Revenues	41,096	(237)	40,859	40,918	(210)	40,708
Increase / decrease linked to the timing difference of the services revenue recognition (1)	—	(1,071)	—	—	(1,180)	—
Increase / decrease linked to the timing difference of the equipment sales revenue recognition (2)	—	958	—	—	1,080	—
Other (3)	—	(124)	—	—	(110)	—
External purchases	(18,475)	94	(18,381)	(18,281)	95	(18,186)
Increase / decrease linked to the capitalization ot the costs of obtaining a contract (4)	—	(28)	—	—	(17)	—
Other impacts (3)	—	122	—	—	112	—
Other operating income and expense	(17,704)	4	(17,700)	(18,560)	(45)	(18,605)
Operating income	4,917	(139)	4,778	4,077	(160)	3,917
Finance costs, net	(1,715)	—	(1,715)	(2,097)	—	(2,097)
Income tax (5)	(1,088)	36	(1,052)	(970)	19	(951)
Consolidated net income of continuing operations	2,114	(103)	2,011	1,010	(141)	869
Consolidated net income of discontinued operations	29	—	29	2,253	—	2,253
Consolidated net income	2,143	(103)	2,040	3,263	(141)	3,122
Net income attributable to owners of the parent company	1,906	(63)	1,843	2,935	(122)	2,813
Non-controlling interests	237	(40)	197	328	(19)	309
Earnings per share (in euros) attributable to parent company
Net income of continuing operations
basic	0.61	(0.03)	0.58	0.15	(0.05)	0.10
diluted	0.61	(0.03)	0.58	0.15	(0.05)	0.10
Net income of discontinued operations
basic	0.01	—	0.01	0.85	—	0.85
diluted	0.01	—	0.01	0.85	—	0.85
Net income
basic	0.62	(0.03)	0.59	1.00	(0.05)	0.95
diluted	0.62	(0.03)	0.59	1.00	(0.05)	0.95

(3)

For contracts combining a discounted sale of equipment and telecommunication services, revenue allocated to telecommunication services is lower due to the new revenue allocation method under IFRS 15 (i.e. allocation of revenue to all performance obligations in proportion to individual selling prices). The Group therefore recognized an adjustment to reflect this new revenue allocation

(4)

For the same offerings and again due to the change in the revenue allocation method, equipment revenue is higher to reflect the value of the asset that the customers receive at the beginning of the contract.

(5)	Mainly concerns the effects associated to a RAN sharing contract in Spain.
(6)

The Group pays sales commission and agent costs to distributors as part of obtaining firm contracts with customers. Previously booked in expenses when incurred, these costs are now capitalized and amortized over the contract term.

(7)	Effect on deferred tax recognition of the IFRS 15 impacts presented above and the adjustment of the recoverable amount of deferred tax assets.

–  Effects on the consolidated statement of financial position:

			January 1,			January 1,			January 1,
	December 31,	IFRS 15	2016 restated	December 31,	IFRS 15	2017 restated	December 31,	IFRS 15	2018 restated
	2015 historical	application	data from	2016 historical	application	data from	2017 historical	application	data from
(in millions of euros)	data	effect	IFRS 15	data	effect	IFRS 15	data	effect	IFRS 15
Assets						IFRS 15
Goodwill (1)	27,071	(139)	26,932	27,156	(177)	26,979	27,095	(184)	26,911
Deferred tax assets	2,430	(293)	2,137	2,116	(269)	1,847	1,825	(239)	1,586
Total non-current assets	71,330	(432)	70,898	74,819	(446)	74,373	74,035	(423)	73,612
Other customer contract assets	—	1,442	1,442	—	1,335	1,335	—	1,204	1,204
Customer contract assets (2)	—	1,027	1,027	—	916	916	—	815	815
Costs of obtaining a contract (3)	—	294	294	—	273	273	—	250	250
Costs to fulfill a contract (4)	—	121	121	—	146	146	—	139	139
Other current assets	983	—	983	1,073	—	1,073	1,101	(7)	1,094
Prepaid expenses (4)	495	(122)	373	540	(146)	394	594	(139)	455
Total current assets	14,312	1,320	15,632	19,849	1,189	21,038	20,679	1,058	21,737
Assets held for sale	5,788	—	5,788	—	—	—	—	—	—
Total assets	91,430	888	92,318	94,668	743	95,411	94,714	635	95,349

Equity and liabilities
Total equity	33,267	815	34,082	33,174	671	33,845	32,942	570	33,512
Deferred tax liabilities	879	45	924	658	48	706	611	44	655
Total non-current liabilities	36,537	45	36,582	35,590	48	35,638	32,736	44	32,780
Trade payables	6,227	4	6,231	6,211	3	6,214	6,522	5	6,527
Customer contract liabilities (5)	—	2,121	2,121	—	2,071	2,071	—	2,021	2,021
Deferred income (5)	2,136	(2,097)	39	2,134	(2,050)	84	2,081	(2,005)	76
Total current liabilities	21,626	28	21,654	25,904	24	25,928	29,036	21	29,057
Total equity and liabilities	91,430	888	92,318	94,668	743	95,411	94,714	635	95,349

(8)

The new standard generates a change in the composition of the net carrying amount of tested assets of cash generating units. The net carrying amount of tested assets now includes the contract assets. This change led to the recognition of impairment losses on goodwill in Poland of (139) million euros as of January 1, 2016 and in Romania of (55) million euros in 2016.

(9)

The accelerated recognition of revenue resulting from the new revenue allocation method is reflected in the balance sheet by a contract asset recognized on signature of the contract for an amount corresponding in part to the discount granted to the customer on the equipment. This contract asset decreases over the enforceable period of the contract, to the extent the discount granted on the equipment is recovered each month through invoicing of the service contract. An impairment reflects the risk of non-recovery of the contract asset and depending on the geographical area, instances of fraud or churn where termination costs are not billed. To assess this risk, the countries determine a contract asset impairment rate according to the nature of the event and the relevant customer segment, using a historical statistical approach.

(10)

The Group pays sales commission and agent costs to distributors as part of obtaining firm contracts with customers. Previously booked in expenses when incurred, these costs are now capitalized and amortized over the contract term.

(11)	Prior to application of IFRS 15, costs of fulfilling a contract were recognized in prepaid expenses. They are now included in other assets related to contracts with customers.
(12)	As for prepaid expenses, deferred income relating to customer contracts was reclassified to liabilities related to contracts with customers. Residual deferred income are out of IFRS 15 scope.

–  Effects on the consolidated statement of cash flows:

	December 31, 2017			December 31, 2016

		IFRS 15	Restated		IFRS 15	Restated
	Historical	application	data from	Historical	application	data from
(in millions of euros)	data	effect	IFRS 15	data	effect	IFRS 15
Consolidated net income	2,143	(103)	2,040	3,263	(141)	3,122
Non-monetary items and reclassified items for presentation
Impairment of goodwill	(20)	—	(20)	772	42	814
Change in provisions	(73)	(7)	(80)	(159)	(2)	(161)
Income tax	1,088	(36)	1,052	970	(19)	951
Changes in working capital
Increase (decrease) in trade payables	409	3	412	85	(1)	84
Changes in other customer contract assets and liabilities	—	112	112	—	66	66
Changes in other assets and liabilities	132	31	163	(762)	55	(707)
Net cash provided by operating activities (a)	10,174	—	10,174	8,750	—	8,750
Net cash used in investing activities (b)	(7,941)	—	(7,941)	(4,879)	—	(4,879)
Net cash used in financing activities (c)	(2,738)	—	(2,738)	(1,883)	—	(1,883)
Net change in cash and cash equivalents (a) + (b) + (c)	(505)	—	(505)	1,988	—	1,988

The information required as at December 31, 2018 on the net assets and liabilities from customer contracts are presented in Note 4.4.

2.4Main standards and interpretations compulsory after December 31, 2018 with no early application elected by the Group

2.4.1IFRIC 23 "Uncertain fiscal positions"

The IFRIC 23 "Uncertain fiscal positions" text, the application of which is compulsory after December 31, 2018, will not have a significant effect on the consolidated annual financial statements of the Orange group.

2.4.2IFRS 16 "Leases"

IFRS 16 implementation has been subject to a dedicated project within the Group. After having finalized the analysis and concluded on the scope of application (still subject to new interpretations), the Group started, in 2018, the implementation and deployment of the tools dedicated to lease accounting. As at December 31, 2018, the Group is finalizing the inventory of contracts, the tools deployment and the data collection in order to be able to present, as of 2019, financial statements in compliance with IFRS 16.

In order to define the scope of application of this new standard, the Group has analyzed all of its leases (under IAS 17) and service contracts in order to determine whether these contracts contain a lease component. The Group defines a contract as a lease if it conveys to the lessee the right to control the use of an identified asset.

After this analysis phase the Group defined four main categories of leases contracts:

–  real estate: point of sales, offices buildings, technical buildings ;

–  mobile network: lands, certain contracts with Towercos;

–  fixed network: access to the local loop, colocation in technical building, certain dark fiber contracts;

–  general expenses: vehicles, technical cars, datacenter.

From January 1, 2019 onward, the Group (as lessee) will record all of its leases contracts using a unique model in which an asset will be recognized on the balance sheet for the right of use of the assets leased against a liability for the corresponding lease obligations.

The accounting measurement of these items on the balance sheet depend on the following:

–  the assessment of the term to be retained for each contract. This duration corresponds to the non-cancelable lease term, plus the time periods in any extension option the lessee can be reasonably certain to exercise and any option to cancel which the lessee is certain will not be exercised. The definition of this contract term must also take into account laws and practices in each jurisdiction or sector of activity regarding the duration of a firm commitment granted by lessors;

–  the combination of the fixed and variable components of contractual payments;

–  the determination of the incremental borrowing rate if the contract's implicit rate cannot easily be established.

The Group has also chosen to use the two exemptions proposed by the standard on leases contracts:

–  contracts with a duration of less than 12 months;

–  contracts for which the the underlying asset new value is around 5,000 euros.

In addition to the effect on the statement of financial position, the income statement (depreciation of rights of use assets and interests expenses on lease liabilities instead of operating lease expenses, acceleration of the expense notably resulting from the interest component) and the statement of cash flows (only interests expenses will continue to affect the operating cash flows, investment cash flows will not be impacted, while financing cash flows will be impacted by the repayment of the debt) will also be affected.

The Group will apply IFRS 16 from January 1, 2019 using the simplified retrospective method without restatement of comparative periods. Whilst following current discussions under way at the IFRIC and IASB, the Group estimates the effect on the opening balance sheet between 5.5 and 6.5 billion euros resulting from the recognition of the lease obligation and the right of use associated with leases contracts. Furthermore, the Group will record deferred taxes during the initial recognition of the right of use and the lease obligation from the transition.

The effect on equity at January 1, 2019 should not be material.

These impacts at transition date are not directly comparable to the off-balance sheet commitments as presented in Note 14.1 mentioning the operating leases commitments. The main differences concern the scopes of application and the valuation methods of lease payments (see Note 14.1).

2.5Accounting policies, use of judgment and estimates

The accounting policies are presented within each note to which they refer. In summary:

Note	Topic	Accounting policies	Judgments and estimates (1)
1	Segment information	X
3	Changes in the scope of consolidation, takeovers (business combinations), internal transfer of consolidated shares, assets held for sale	X	X
4.1	Revenue	X	X
4.3	Trade receivables	X
4.4	Customer contract net assets and liabilities, costs of obtaining a contract and costs to fulfill a contract, unfulfilled performance obligations	X
4.6	Submarine cable consortiums, Orange Money	X
4.7	Related party transactions	X
5.1	Advertising, promotion, sponsoring, communication and brand marketing costs	X
5.2	Litigation	X	X
5.3	Restructuring and integration costs	X	X
5.4	Equipment inventories and broadcasting rights	X
5.6	Trade payables	X	X
6.2	Employee benefits	X	X
6.3	Employee share-based compensation	X
7	Goodwill, impairment of goodwill	X	X
8.1	Depreciation and amortization	X
8.2	Impairment of fixed assets	X	X
8.3	Other intangible assets	X	X
8.4	Property,plant and equipment	X	X
8.5	Fixed assets payables	X	X
8.6	Dismantling provision	X	X
9.1	Operating taxes and levies	X
9.2	Income tax	X	X
10	Interests in associates and joint ventures	X	X
11.3	Net financial debt	X	X
11.3	Cash and cash equivalents, bonds, bank loans and loans from multilateral lending institutions	X
11.4	Perpetual bonds redeemable for shares (TDIRA)	X	X
11.7	Financial assets (excluding Orange Bank activities)	X	X
11.8	Derivatives instruments (excluding Orange Bank activities)	X
12.8	Fair value of financial assets and liabilities (excluding Orange Bank activities)	X	X
13.2	Treasury shares	X
13.4	Subordinated notes, equity component of perpetual bonds redeemable for shares (TDIRA)	X	X
13.5	Translation adjustment	X
13.6	Non-controlling interests	X
13.7	Earnings per share	X
15.1	Financial assets and liabilities of Orange Bank	X
15.1.1	Financial assets related to Orange Bank activities	X	X
15.2.2	Fair value of financial assets and liabilities of Orange Bank		X
16	Litigation		X

(13)	see Notes 2.5.1 and 2.5.2

2.5.1Use of judgment

In addition to the alternatives or accounting positions mentioned above in 2.2, Management exercises judgment in order to define the accounting policies for certain transactions:

Topic		Nature of accounting judgment
Note 3	Control

Requiring judgment in certain circumstances with respect to the existence or not of the control

Continuous control assessment which can affect the scope of consolidation, as for instance when a shareholders’ agreement is revised or terminated, or when protective rights turn into substantive rights

Note 4	Revenue	Splitting transaction price between mobile and service Identification of distinct or non-distinct performance obligations
Notes 5, 9 and 16	Purchases and other expenses, tax and litigation

Litigation and tax: measurement of technical merits of the interpretations and legislative positions and qualification of the facts and circumstances

Onerous supplier contracts: trigger event, nature of unavoidable costs

Notes 5 and 11	Purchases and other expenses, financial assets and liabilities, net finance costs	Reverse factoring: distinguishing operating debt and financial debt
Note 8	Fixed assets

Qualifying network, sites or equipment sharing among operators as joint operations

“TowerCos” arrangements: electing the unit of account (tower or used space) and analyzing the arrangements in order to determine whether they contain a lease

Notes 11 and 13	Financial assets and liabilities and net finance costs Equity	Distinguishing equity and debt: assessing specific contractual clauses

2.5.2Use of estimates

In preparing the Group’s consolidated annual financial statements, Orange’s management makes estimates, insofar as many elements included in the financial statements cannot be measured precisely. Management revises these estimates if the underlying circumstances evolve or in light of new information or more experience. Consequently, the estimates made as at December 31, 2018 may subsequently be changed.

Topic		Key sources of estimates on future income and/or cash flows
Note 4	Revenue	Deciding duration of legally binding rights and obligations
Notes 5, 9 and 15	Risk of resources outflow linked to claims and litigation and to tax legislation Onerous contracts	Underlying assumptions of the assessment of legal and fiscal positions Identifying and releasing of uncertain legal and tax positions Underlying assumptions of the assessment
Notes 7.3, 7.4, 8.2, 8.3, 8.4 and 10	Measurement of the recoverable values for the impairment tests (goodwill, tangible and intangible assets, investments accounted for under the equity method)

Sensitivity to discount rates, perpetual growth rate and business plans’ assumptions which affect the expected cash flows (revenues, reported EBITDA and investments)

Assessing the competitive, economic and financial environment of the countries where the Group operates

Note 9.2	Measurement of the recoverable value of deferred tax assets	Assessing the deferred tax assets’ recovery timeline when a tax entity reverts to profitability or when the tax legislation limits the use of tax loss carryforward
Note 8	Fixed assets

Assessing assets’ useful life according to the change in the technological, regulatory or economic environment (notably the migration from the copper local loop into fiber and other greater bandwidth technologies, radio technology migration)

Provision for dismantling and restoring sites: dismantling timeframe, discount rate, expected cost

Note 6.2	Employee benefits	Sensitivity to discount rates Sensitivity to sign-up rate senior plans
Notes 12 and 15	Fair value of financial assets and liabilities	Models, selection of parameters, fair value hierarchy, evaluation of non-performance risks

Furthermore, aside from the elements linked to the level of activity, income and future cash flows are sensitive to changes in financial market risks, notably interest rate and foreign exchange risks.